Leases (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of continuity schedule of lease obligation [Table Text Block]
Balance, October 31, 2021	$24,788
New lease agreement	48,408
Interest expense	3,629
Lease payments	(28,946)
Foreign exchange	(3,095)
Balance, October 31, 2022	44,784
Interest expense	3,323
Lease payments	(18,932)
Foreign exchange	(121)
Balance, October 31, 2023	29,054
Interest expense	1,820
Lease payments	(19,201)
Foreign exchange	307
Balance, October 31, 2024	$11,980

Disclosure of maturity analysis of lease obligations [Table Text Block]
USD
Less than one year	$12,873

Disclosure of maturity analysis of lease payments as a lessor [Table Text Block]
USD
Less than one year	$12,780